Summary of Significant Accounting Policies (Policies) - EBP 001	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting	Basis of Accounting The financial statements of the Plan are prepared on the accrual method of accounting.
Use of Estimates	Use of Estimates

The process of preparing financial statements in conformity with United States generally accepted accounting principles (U.S. GAAP) requires management to make informed estimates and judgments regarding certain types of financial statement balances and disclosures. Changes in facts and circumstances or discovery of new information relating to such transactions and events may result in revised estimates and judgments and actual results may differ from estimates upon settlement but generally not by material amounts. Management believes that these estimates and judgments provide a reasonable basis for the fair presentation of the Plan’s financial statements.

Investment Valuation and Income Recognition	Investment Valuation and Income Recognition

The Plan’s investments are reported at fair value, with the exception of fully benefit-responsive investment contracts, which are reported at contract value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. See Note 3 for a discussion of fair value measurements. See Note 4 for a discussion of contract value investments.

Purchases and sales of securities are recorded on a trade-date basis.  Interest income is recorded on an accrual basis.  Dividends are recorded on the ex-dividend date. Net appreciation (depreciation) in fair value of investments includes gains and losses on investments bought and sold as well as held during the year.

Contributions	Contributions Contributions from Plan participants and employer matching contributions are recorded in the year in which the employee contributions are withheld from compensation.
Payment of Benefits	Payment of Benefits Benefits are recorded when paid.
Notes Receivable From Participants	Notes Receivable From Participants

Notes receivable from participants are measured at their unpaid principal balance, plus any accrued but unpaid interest and classified as a note receivable in the accompanying statements of net assets available for benefits. Delinquent notes receivable from participants are reclassified as distributions based upon the terms of the Plan.

Reclassifications	Reclassifications Certain amounts in prior years have been reclassified to conform to the current year’s presentation.